Summary of Secured / Guaranteed Bank Borrowings (Parenthetical) (Detail)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value USD ($)	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value USD ($)	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2011 Buildings Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value USD ($)	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value USD ($)	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2011 Land use rights Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Plant and machinery Guaranteed by the Group's plant and machinery with net book value USD ($)	Dec. 31, 2012 Plant and machinery Guaranteed by the Group's plant and machinery with net book value CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged			$ 8,527,471	53,127,000	$ 9,030,192	56,259,000	28,668,000	$ 3,637,181	22,660,000	$ 5,363,638	33,416,000	30,713,000	$ 58,551,709	364,783,000
Bank borrowing secured/guaranteed, letter of credit	$ 20,000,000	$ 20,000,000